Accounting Standards and Basis of Preparation - Summary of Assets and Liabilities of Structured Entities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
ASSETS
Financial assets	$ 100,363,273	$ 113,840,985	$ 80,798,154
Other assets	888,648	703,454	328,103
Total Assets	141,733,996	135,230,150	100,120,739
LIABILITIES
Financial liabilities	118,259,386	107,959,202	82,264,404
Other liabilities	5,404,998	5,613,054	4,689,194
Total Liabilities	124,765,922	114,938,382	88,069,879
Consolidated structured entities [member]
ASSETS
Loans	1,030,280	1,991,228	2,667,615
Financial assets	139,869	206,171	317,061
Other assets	126,160	27,898	65,234
Total Assets	1,296,309	2,225,297	3,049,910
LIABILITIES
Financial liabilities	893,180	1,197,202	1,757,201
Other liabilities	148,550	131,570	156,108
Total Liabilities	$ 1,041,730	$ 1,328,772	$ 1,913,309